Performance Management	Oct. 31, 2025
(American Beacon Funds) | (American Beacon Balanced Fund)
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Fund Performance
Performance Narrative [Text Block]
The bar chart and table below provide an indication of risk by showing changes in the Fund’s performance over time. The bar chart shows how the Fund’s performance has varied from year to year. The table shows how the Fund’s average annual total returns compare to two broad-based securities market indices, as well as an additional market index and a composite index with characteristics that are similar to those of the Fund, for the periods indicated.
The chart and the table show the performance of the Fund’s Investor Class shares for all periods. C Class shares automatically convert to A Class shares 8 years after purchase, if the conversion is available through your financial intermediary. In the table below, the performance for C Class shares reflects the performance as though C Class shares were held for the full 10-year period.
You may obtain updated performance information on the Fund’s website at www.americanbeaconfunds.com. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table below provide an indication of risk by showing changes in the Fund’s performance over time. The bar chart shows how the Fund’s performance has varied from year to year. The table shows how the Fund’s average annual total returns compare to two broad-based securities market indices, as well as an additional market index and a composite index with characteristics that are similar to those of the Fund, for the periods indicated.
Bar Chart [Heading]	Calendar year total returns for Investor Class Shares. Year Ended 12/31
Bar Chart [Table]
Bar Chart Closing [Text Block]	Highest Quarterly Return: 15.36% 4th Quarter 2020 01/01/2016 through 12/31/2025 Lowest Quarterly Return: -19.59% 1st Quarter 2020 01/01/2016 through 12/31/2025
Performance Table Heading	Average annual total returns for periods ended December 31, 2025
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local income taxes.
Performance Table Not Relevant to Tax Deferred	If you are a tax-exempt entity or hold your Fund shares through a tax-deferred arrangement, such as an individual retirement account (“IRA”) or a 401(k) plan, the after-tax returns do not apply to your situation.
Performance Table Explanation after Tax Higher	The return after taxes on distributions and sale of Fund shares may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
Performance [Table]

	Inception Date of Class	1 Year	5 Years	10 Years
Investor Class	08/01/1994
Returns Before Taxes		11.25%	8.04%	8.21%
Returns After Taxes on Distributions		8.17%	5.45%	5.71%
Returns After Taxes on Distributions and Sales of Fund Shares		8.13%	5.76%	5.95%

	Inception Date of Class	1 Year	5 Years	10 Years
Share Class (Before Taxes)
A	05/17/2010	4.91%	6.75%	7.55%
C	09/01/2010	9.47%	7.21%	7.38%
Y	03/01/2010	11.54%	8.28%	8.47%
Advisor	05/31/2005	11.07%	7.87%	8.02%
R5	07/17/1987	11.60%	8.37%	8.54%

Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown only for Investor Class shares of the Fund; after-tax returns for other share classes will vary.
Performance Table Closing [Text Block]
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local income taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The return after taxes on distributions and sale of Fund shares may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. If you are a tax-exempt entity or hold your Fund shares through a tax-deferred arrangement, such as an individual retirement account (“IRA”) or a 401(k) plan, the after-tax returns do not apply to your situation. After-tax returns are shown only for Investor Class shares of the Fund; after-tax returns for other share classes will vary.

Performance Availability Website Address [Text]	www.americanbeaconfunds.com
(American Beacon Funds) | (American Beacon Balanced Fund) | Investor Class
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Highest Quarterly Return:15.36% 4th Quarter 202001/01/2016 through 12/31/2025
Highest Quarterly Return	15.36%
Highest Quarterly Return, Date	Dec. 31, 2020
Lowest Quarterly Return, Label [Optional Text]	Lowest Quarterly Return:-19.59% 1st Quarter 202001/01/2016 through 12/31/2025
Lowest Quarterly Return	(19.59%)
Lowest Quarterly Return, Date	Mar. 31, 2020
(American Beacon Funds) | (American Beacon Garcia Hamilton Quality Bond Fund)
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Fund Performance
Performance Narrative [Text Block]
The bar chart and table below provide an indication of risk by showing changes in the Fund’s performance over time. The bar chart shows how the Fund’s performance has varied from year to year. The table shows how the Fund’s average annual total returns compare to a broad-based securities market index for the periods indicated.
The chart and the table show the performance of the Fund’s Investor Class shares for all periods. In the table below, for the period prior to February 28, 2019, the performance of the R6 Class shares reflects the returns of the R5 Class shares of the Fund. The R6 Class shares would have had similar annual returns to the R5 Class shares of the Fund because the shares of each class represent investments in the same portfolio securities. However, as reflected in the table in the “Fees and Expenses of the Fund” section of this Fund Summary, the expenses of the R5 Class shares differ from those of the R6 Class shares, which would affect performance. To the extent that the R5 Class shares may have had lower expenses than the R6 Class shares prior to February 28, 2019, the performance of the R5 Class shares would likely have been higher than the performance the R6 Class shares would have realized during the same period. The performance of the R6 Class shares shown in the table has not been adjusted for differences in operating expenses between the R6 Class shares and R5 Class shares.
You may obtain updated performance information on the Fund’s website at www.americanbeaconfunds.com. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table below provide an indication of risk by showing changes in the Fund’s performance over time. The bar chart shows how the Fund’s performance has varied from year to year. The table shows how the Fund’s average annual total returns compare to a broad-based securities market index for the periods indicated.
Bar Chart [Heading]	Calendar year total returns for Investor Class Shares. Year Ended 12/31
Bar Chart [Table]
Bar Chart Closing [Text Block]	Highest Quarterly Return: 8.18% 4th Quarter 2023 01/01/2017 through 12/31/2025 Lowest Quarterly Return: -5.80% 3rd Quarter 2022 01/01/2017 through 12/31/2025
Performance Table Heading	Average annual total returns for periods ended December 31, 2025
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local income taxes.
Performance Table Not Relevant to Tax Deferred	If you are a tax-exempt entity or hold your Fund shares through a tax-deferred arrangement, such as an individual retirement account (“IRA”) or a 401(k) plan, the after-tax returns do not apply to your situation.
Performance Table Explanation after Tax Higher	The return after taxes on distributions and sale of Fund shares may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
Performance [Table]

	Inception Date of Class	1 Year	5 Years	Since Inception (04/04/2016)
Investor Class	04/04/2016
Returns Before Taxes		7.35%	-0.25%	0.89%
Returns After Taxes on Distributions		5.84%	-1.35%	-0.02%
Returns After Taxes on Distributions and Sales of Fund Shares		4.33%	-0.66%	0.30%

	Inception Date of Class	1 Year	5 Years	Since Inception (04/04/2016)
Share Class (Before Taxes)
Y	04/04/2016	7.71%	-0.02%	1.15%
R6	02/28/2019	9.41%	0.37%	1.41%
R5	04/04/2016	7.76%	0.08%	1.25%

	1 Year	5 Years	Since Inception (04/04/2016)
Index (Reflects no deduction for fees, expenses or taxes)
Bloomberg US Aggregate Bond Index	7.30%	-0.36%	1.74%

Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown only for Investor Class shares of the Fund; after-tax returns for other share classes will vary.
Performance Table Closing [Text Block]
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local income taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The return after taxes on distributions and sale of Fund shares may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. If you are a tax-exempt entity or hold your Fund shares through a tax-deferred arrangement, such as an individual retirement account (“IRA”) or a 401(k) plan, the after-tax returns do not apply to your situation. After-tax returns are shown only for Investor Class shares of the Fund; after-tax returns for other share classes will vary.

Performance Availability Website Address [Text]	www.americanbeaconfunds.com
(American Beacon Funds) | (American Beacon Garcia Hamilton Quality Bond Fund) | Investor Class
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Highest Quarterly Return:8.18% 4th Quarter 202301/01/2017 through 12/31/2025
Highest Quarterly Return	8.18%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Lowest Quarterly Return:-5.80% 3rd Quarter 202201/01/2017 through 12/31/2025
Lowest Quarterly Return	(5.80%)
Lowest Quarterly Return, Date	Sep. 30, 2022
(American Beacon Funds) | (American Beacon International Equity Fund)
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Fund Performance
Performance Narrative [Text Block]
The bar chart and table below provide an indication of risk by showing changes in the Fund’s performance over time. The bar chart shows how the Fund’s performance has varied from year to year. The table shows how the Fund’s average annual total returns compare to a broad-based securities market index, for the periods indicated.
The chart and the table show the performance of the Fund’s Investor Class shares for all periods. In the table below, for the period prior to February 28, 2017, the performance of the R6 Class shares reflects the returns of the R5 Class shares of the Fund. The R6 Class shares would have had similar annual returns to the R5 Class shares of the Fund because the shares of each class represent investments in the same portfolio securities. However, as reflected in the table in the “Fees and Expenses of the Fund” section of this Fund Summary, the expenses of the R5 Class shares of the Fund differ from those of the R6 Class shares, which would affect performance. To the extent that the R5 Class shares may have had lower expenses than the R6 Class shares prior to February 28, 2017, the performance of the R5 Class shares would likely have been higher than the performance the R6 Class shares would have realized during the same period. The performance of the R6 Class shares shown in the table has not been adjusted for differences in operating expenses between the R6 Class shares and R5
Class shares.  C Class shares automatically convert to A Class shares 8 years after purchase, if the conversion is available through your financial intermediary. In the table below, the performance for C Class shares reflects the performance as though C Class shares were held for the full 10-year period.
You may obtain updated performance information on the Fund’s website at www.americanbeaconfunds.com. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table below provide an indication of risk by showing changes in the Fund’s performance over time. The bar chart shows how the Fund’s performance has varied from year to year. The table shows how the Fund’s average annual total returns compare to a broad-based securities market index, for the periods indicated.
Bar Chart [Heading]	Calendar year total returns for Investor Class Shares. Year Ended 12/31
Bar Chart [Table]
Bar Chart Closing [Text Block]	Highest Quarterly Return: 20.71% 4th Quarter 2022 01/01/2016 through 12/31/2025 Lowest Quarterly Return: -29.98% 1st Quarter 2020 01/01/2016 through 12/31/2025
Performance Table Heading	Average annual total returns for periods ended December 31, 2025
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local income taxes.
Performance Table Not Relevant to Tax Deferred	If you are a tax-exempt entity or hold your Fund shares through a tax-deferred arrangement, such as an individual retirement account (“IRA”) or a 401(k) plan, the after-tax returns do not apply to your situation.
Performance Table Explanation after Tax Higher	The return after taxes on distributions and sale of Fund shares may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
Performance [Table]

	Inception Date of Class	1 Year	5 Years	10 Years
Investor Class	08/01/1994
Returns Before Taxes		36.52%	10.50%	7.42%
Returns After Taxes on Distributions		32.35%	7.86%	5.82%
Returns After Taxes on Distributions and Sales of Fund Shares		23.60%	7.75%	5.69%

	Inception Date of Class	1 Year	5 Years	10 Years
Share Class (Before Taxes)
A	05/17/2010	28.54%	9.11%	6.71%
C	09/01/2010	34.32%	9.56%	6.54%
Y	08/03/2009	36.91%	10.78%	7.71%
R6	02/28/2017	37.13%	10.93%	7.85%
Advisor	05/01/2003	36.27%	10.34%	7.28%
R5	08/07/1991	37.04%	10.86%	7.78%

	1 Year	5 Years	10 Years
Index (Reflects no deduction for fees, expenses or taxes, other than withholding taxes, as noted)
MSCI® EAFE Index (Net)[1]	31.22%	8.92%	8.18%
[1]
Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown only for Investor Class shares of the Fund; after-tax returns for other share classes will vary.
Performance Table Closing [Text Block]
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local income taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The return after taxes on distributions and sale of Fund shares may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. If you are a tax-exempt entity or hold your Fund shares through a tax-deferred arrangement, such as an individual retirement account (“IRA”) or a 401(k) plan, the after-tax returns do not apply to your situation. After-tax returns are shown only for Investor Class shares of the Fund; after-tax returns for other share classes will vary.

Performance Availability Website Address [Text]	www.americanbeaconfunds.com
(American Beacon Funds) | (American Beacon International Equity Fund) | Investor Class
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Highest Quarterly Return:20.71% 4th Quarter 202201/01/2016 through 12/31/2025
Highest Quarterly Return	20.71%
Highest Quarterly Return, Date	Dec. 31, 2022
Lowest Quarterly Return, Label [Optional Text]	Lowest Quarterly Return:-29.98% 1st Quarter 202001/01/2016 through 12/31/2025
Lowest Quarterly Return	(29.98%)
Lowest Quarterly Return, Date	Mar. 31, 2020
(American Beacon Funds) | (American Beacon Large Cap Value Fund)
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Fund Performance
Performance Narrative [Text Block]
The bar chart and table below provide an indication of risk by showing changes in the Fund’s performance over time. The bar chart shows how the Fund’s performance has varied from year to year. The table shows how the Fund’s average annual total returns compare to a broad-based securities market index, as well as an additional market index with characteristics that are similar to those of the Fund,  for the periods indicated.
The chart and the table show the performance of the Fund’s Investor Class shares for all periods. In the table below, for the period prior to February 28, 2017, the performance of the R6 Class shares reflects the returns of the R5 Class shares of the Fund. The R6 Class shares would have had similar annual returns to the R5 Class shares of the Fund because the shares of each class represent investments in the same portfolio securities. However, as reflected in the table in the “Fees and Expenses of the Fund” section of this Fund Summary, the expenses of the R5 Class shares of the Fund differ from those of the R6 Class shares, which would affect performance. To the extent that the R5 Class shares may have had lower expenses than the R6 Class shares prior to February 28, 2017, the performance of the R5 Class shares would likely have been higher than the performance the R6 Class shares would have realized during the same period. The performance of the R6 Class shares shown in the table has not been adjusted for differences in operating expenses between the R6 Class shares and R5 Class shares.  C Class shares automatically convert to A Class shares 8 years after purchase, if the conversion is available through your financial intermediary. In the table below, the performance for C Class shares reflects the performance as though C Class shares were held for the full 10-year period.
You may obtain updated performance information on the Fund’s website at www.americanbeaconfunds.com. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table below provide an indication of risk by showing changes in the Fund’s performance over time. The bar chart shows how the Fund’s performance has varied from year to year. The table shows how the Fund’s average annual total returns compare to a broad-based securities market index, as well as an additional market index with characteristics that are similar to those of the Fund, for the periods indicated.
Bar Chart [Heading]	Calendar year total returns for Investor Class Shares. Year Ended 12/31
Bar Chart [Table]
Bar Chart Closing [Text Block]	Highest Quarterly Return: 20.56% 4th Quarter 2020 01/01/2016 through 12/31/2025 Lowest Quarterly Return: -30.18% 1st Quarter 2020 01/01/2016 through 12/31/2025
Performance Table Heading	Average annual total returns for periods ended December 31, 2025
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local income taxes.
Performance Table Not Relevant to Tax Deferred	If you are a tax-exempt entity or hold your Fund shares through a tax-deferred arrangement, such as an individual retirement account (“IRA”) or a 401(k) plan, the after-tax returns do not apply to your situation.
Performance Table Explanation after Tax Higher	The return after taxes on distributions and sale of Fund shares may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
Performance [Table]

	Inception Date of Class	1 Year	5 Years	10 Years
Investor Class	08/01/1994
Returns Before Taxes		14.21%	12.30%	10.89%
Returns After Taxes on Distributions		10.72%	9.37%	8.20%
Returns After Taxes on Distributions and Sales of Fund Shares		10.63%	9.31%	8.24%

	Inception Date of Class	1 Year	5 Years	10 Years
Share Class (Before Taxes)
A	05/17/2010	7.54%	10.96%	10.21%
C	09/01/2010	12.28%	11.45%	10.07%
Y	08/03/2009	14.44%	12.58%	11.17%
R6	02/28/2017	14.53%	12.68%	11.28%
Advisor	05/31/2005	13.99%	12.12%	10.72%
R5	07/17/1987	14.53%	12.65%	11.25%

	1 Year	5 Years	10 Years
Index (Reflects no deduction for fees, expenses or taxes)
S&P 500® Index TR	17.88%	14.42%	14.82%
Russell 1000® Value Index	15.91%	11.33%	10.53%

Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown only for Investor Class shares of the Fund; after-tax returns for other share classes will vary.
Performance Table Closing [Text Block]
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local income taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The return after taxes on distributions and sale of Fund shares may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. If you are a tax-exempt entity or hold your Fund shares through a tax-deferred arrangement, such as an individual retirement account (“IRA”) or a 401(k) plan, the after-tax returns do not apply to your situation. After-tax returns are shown only for Investor Class shares of the Fund; after-tax returns for other share classes will vary.

Performance Availability Website Address [Text]	www.americanbeaconfunds.com
(American Beacon Funds) | (American Beacon Large Cap Value Fund) | Investor Class
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Highest Quarterly Return:20.56% 4th Quarter 202001/01/2016 through 12/31/2025
Highest Quarterly Return	20.56%
Highest Quarterly Return, Date	Dec. 31, 2020
Lowest Quarterly Return, Label [Optional Text]	Lowest Quarterly Return:-30.18% 1st Quarter 202001/01/2016 through 12/31/2025
Lowest Quarterly Return	(30.18%)
Lowest Quarterly Return, Date	Mar. 31, 2020
(American Beacon Funds) | (American Beacon Small Cap Value Fund)
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Fund Performance
Performance Narrative [Text Block]
The bar chart and table below provide an indication of risk by showing changes in the Fund’s performance over time. The bar chart shows how the Fund’s performance has varied from year to year. The table shows how the Fund’s average annual total returns compare to a broad-based securities market index, as well as an additional market index with characteristics that are similar to those of the Fund, for the periods indicated.
The chart and the table show the performance of the Fund’s Investor Class shares for all periods. In the table below, for the period prior to February 28, 2017, the performance of R6 Class shares reflects the returns of the R5 Class shares of the Fund. The R6 Class would have had similar annual returns to the R5 Class shares of the Fund because the shares of each class represent investments in the same portfolio securities. However, as reflected in the table in the “Fees and Expenses of the Fund” section of this Fund Summary, the expenses of the R5 Class shares differ from those of the R6 Class shares, which would affect performance. To the extent that the R5 Class shares may have had lower expenses than the R6 Class shares prior to February 28, 2017, the performance of the R5 Class shares would likely have been higher than the performance the R6 Class shares would have realized during the same period. The performance of the R6 Class shares shown in the table has not been adjusted for differences in operating expenses between the R6 Class shares and R5 Class shares. C Class shares automatically convert to A Class shares 8 years after purchase, if the conversion is available through your financial intermediary. In the table below, the performance for C Class shares reflects the performance as though C Class shares were held for the full 10-year period.
You may obtain updated performance information on the Fund’s website at www.americanbeaconfunds.com. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table below provide an indication of risk by showing changes in the Fund’s performance over time. The bar chart shows how the Fund’s performance has varied from year to year. The table shows how the Fund’s average annual total returns compare to a broad-based securities market index, as well as an additional market index with characteristics that are similar to those of the Fund, for the periods indicated.
Bar Chart [Heading]	Calendar year total returns for Investor Class Shares. Year Ended 12/31
Bar Chart [Table]
Bar Chart Closing [Text Block]	Highest Quarterly Return: 33.77% 4th Quarter 2020 01/01/2016 through 12/31/2025 Lowest Quarterly Return: -38.48% 1st Quarter 2020 01/01/2016 through 12/31/2025
Performance Table Heading	Average annual total returns for periods ended December 31, 2025
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local income taxes.
Performance Table Not Relevant to Tax Deferred	If you are a tax-exempt entity or hold your Fund shares through a tax-deferred arrangement, such as an individual retirement account (“IRA”) or a 401(k) plan, the after-tax returns do not apply to your situation.
Performance Table Explanation after Tax Higher	The return after taxes on distributions and sale of Fund shares may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
Performance [Table]

	Inception Date of Class	1 Year	5 Years	10 Years
Investor Class	02/28/1999
Returns Before Taxes		4.43%	8.83%	8.42%
Returns After Taxes on Distributions		2.00%	6.09%	6.31%
Returns After Taxes on Distributions and Sales of Fund Shares		4.43%	6.53%	6.37%

	Inception Date of Class	1 Year	5 Years	10 Years
Share Class (Before Taxes)
A	05/17/2010	-1.61%	7.47%	7.69%
C	09/01/2010	2.52%	7.94%	7.55%
Y	08/03/2009	4.72%	9.12%	8.69%
R6	02/28/2017	4.83%	9.24%	8.80%
Advisor	05/01/2003	4.29%	8.67%	8.25%
R5	12/31/1998	4.84%	9.20%	8.77%

	1 Year	5 Years	10 Years
Index (Reflects no deduction for fees, expenses or taxes)
S&P 500® Index TR	17.88%	14.42%	14.82%
Russell 2000® Value Index	12.59%	8.88%	9.27%

Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown only for Investor Class shares of the Fund; after-tax returns for other share classes will vary.
Performance Table Closing [Text Block]
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local income taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The return after taxes on distributions and sale of Fund shares may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. If you are a tax-exempt entity or hold your Fund shares through a tax-deferred arrangement, such as an individual retirement account (“IRA”) or a 401(k) plan, the after-tax returns do not apply to your situation. After-tax returns are shown only for Investor Class shares of the Fund; after-tax returns for other share classes will vary.

Performance Availability Website Address [Text]	www.americanbeaconfunds.com
(American Beacon Funds) | (American Beacon Small Cap Value Fund) | Investor Class
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Highest Quarterly Return:33.77% 4th Quarter 202001/01/2016 through 12/31/2025
Highest Quarterly Return	33.77%
Highest Quarterly Return, Date	Dec. 31, 2020
Lowest Quarterly Return, Label [Optional Text]	Lowest Quarterly Return:-38.48% 1st Quarter 202001/01/2016 through 12/31/2025
Lowest Quarterly Return	(38.48%)
Lowest Quarterly Return, Date	Mar. 31, 2020
(American Beacon IMC International Small Cap Fund) | (American Beacon IMC International Small Cap Fund)
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Fund Performance
Performance Narrative [Text Block]
The bar chart and table below provide an indication of risk by showing changes in the Fund’s performance over time. The bar chart shows how the Fund’s performance has varied from year to year. The table shows how the Fund’s average annual total returns compare to a broad-based securities market index, as well as an additional market index with characteristics that are similar to those of the Fund, for the periods indicated. Effective January 21, 2023, a new sub-advisor began managing the Fund and the Fund implemented a policy to invest at least 80% of its net assets, plus the amount of borrowings for investment purposes, in equity securities of small market capitalization companies that are economically tied to countries outside of the United States, including developed and emerging market countries. Performance through January 20, 2023 reflects the Fund’s performance under the management and strategy of its prior sub-advisor.
Each of the Fund’s share classes commenced operations on January 22, 2019. The Fund acquired the assets and liabilities of The Tocqueville International Value Fund, a series of The Tocqueville Trust, in a reorganization that closed upon the close of business on January 18, 2019. In connection with that reorganization, the Investor Class shares of the Fund have adopted the performance history and financial statements of the Fund’s predecessor. In the bar chart and table below, the performance of the Fund’s Investor Class shares for periods prior to January 22, 2019 reflects the returns of the shares of the Fund’s predecessor. In the table below, the performance of the Y Class and R5 Class shares for periods prior to January 22, 2019 reflects  the returns of the shares of the Fund’s predecessor. The Y Class and R5 Class shares would have had similar annual returns to the shares of the Fund’s predecessor because the shares of each class represent investments in the same portfolio securities. However, the shares of the Fund’s predecessor had different expenses than the Y Class and R5 Class shares, which would affect performance. To the extent that the Fund’s predecessor had lower expenses than a newer share class, the performance of the Fund’s predecessor would likely have been higher than the newer share class would have realized during the same period. The Y Class and R5 Class performance shown in the table below has not been adjusted for differences in operating expenses between those share classes and the shares of the predecessor fund. You may obtain updated performance information on the Fund’s website at www.americanbeaconfunds.com. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table below provide an indication of risk by showing changes in the Fund’s performance over time. The bar chart shows how the Fund’s performance has varied from year to year. The table shows how the Fund’s average annual total returns compare to a broad-based securities market index, as well as an additional market index with characteristics that are similar to those of the Fund, for the periods indicated.
Bar Chart [Heading]	Calendar year total returns for Investor Class Shares. Year Ended 12/31
Bar Chart [Table]
Bar Chart Closing [Text Block]	Highest Quarterly Return: 24.60% 2nd Quarter 2025 01/01/2016 through 12/31/2025 Lowest Quarterly Return: -23.42% 1st Quarter 2020 01/01/2016 through 12/31/2025
Performance Table Heading	Average annual total returns for periods ended December 31, 2025
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local income taxes.
Performance Table Not Relevant to Tax Deferred	If you are a tax-exempt entity or hold your Fund shares through a tax-deferred arrangement, such as an individual retirement account (“IRA”) or a 401(k) plan, the after-tax returns do not apply to your situation.
Performance Table Explanation after Tax Higher	The return after taxes on distributions and sale of Fund shares may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
Performance [Table]

	Inception Date of Class	1 Year	5 Years	10 Years
Investor Class	08/01/1994
Returns Before Taxes		36.03%	6.81%	6.76%
Returns After Taxes on Distributions		32.94%	5.45%	6.02%
Returns After Taxes on Distributions and Sales of Fund Shares		22.74%	5.03%	5.36%

	Inception Date of Class	1 Year	5 Years	10 Years
Share Class (Before Taxes)
Y	01/18/2019	36.30%	7.03%	6.91%
R5	01/18/2019	36.62%	7.26%	7.05%

	1 Year	5 Years	10 Years
Index (Reflects no deduction for fees, expenses or taxes, other than withholding taxes, as noted)
MSCI® EAFE Index (Net)*	31.22%	8.92%	8.18%
MSCI® ACWI ex USA Small Cap Index (Net)*	29.26%	6.91%	8.13%
[2]
Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown only for Investor Class shares of the Fund; after-tax returns for other share classes will vary.
Performance Table Closing [Text Block]
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local income taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The return after taxes on distributions and sale of Fund shares may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. If you are a tax-exempt entity or hold your Fund shares through a tax-deferred arrangement, such as an individual retirement account (“IRA”) or a 401(k) plan, the after-tax returns do not apply to your situation. After-tax returns are shown only for Investor Class shares of the Fund; after-tax returns for other share classes will vary.

Performance Availability Website Address [Text]	www.americanbeaconfunds.com
(American Beacon IMC International Small Cap Fund) | (American Beacon IMC International Small Cap Fund) | Investor Class
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Highest Quarterly Return:24.60% 2nd Quarter 202501/01/2016 through 12/31/2025
Highest Quarterly Return	24.60%
Highest Quarterly Return, Date	Jun. 30, 2025
Lowest Quarterly Return, Label [Optional Text]	Lowest Quarterly Return:-23.42% 1st Quarter 202001/01/2016 through 12/31/2025
Lowest Quarterly Return	(23.42%)
Lowest Quarterly Return, Date	Mar. 31, 2020

[1]
1	Reflects the reinvestment of dividends after the deduction of withholding taxes, using a tax rate applicable to non-resident individuals who do not benefit from double taxation treaties.

[2]
*	Reflects the reinvestment of dividends after the deduction of withholding taxes, using a tax rate applicable to non-resident individuals who do not benefit from double taxation treaties.